FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition
As of December 31, 2016
Fair Value Measurements at Reporting Date Using
Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	2,715,736	-	2,715,736	-
Warrant liability	-	-	-	-

	As of December 31, 2015
	Fair Value Measurements at Reporting Date Using
		Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	56,253	-	56,253	-
Cross currency forward exchange contracts -recorded as derivative liabilities	(29,519)	-	(29,519)	-
Warrant liability	(577,500)	-	(577,500)	-